UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard E. Carlson
Title:   President
Phone:   (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson            Hockessin, DE             February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028-02588                       Klingenstein Fields & Co. LLC
     028-05814                       Baldwin Brothers Inc.
     028-02635                       Gardner, Russo & Gardner
     028-05092                       William, Jones & Associates LLC
     028-04558                       Parametric Portfolio Associates, LLC
     028-00030                       John W. Bristol & Co., Inc.
     028-04139                       Eaton Vance Management
     ---------------------------     ---------------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $65,590
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN  2    COLUMN 3     COLUMN 4     COLUMN 5         COL 6   COL 7            COLUMN 8

                              TITLE OF                   VALUE     SHRS OR  SH/ PUT/  INVSMT  OTHR         VOTING AUTHORITY
NAME OF ISSUER                CLASS        CUSIP        (X$1000)   PRN AMT  PRN CALL  DSCRTN  MGRS     SOLE     SHARED    NONE
ABBOTT LABS                   COM          002824100    7,238      110,508  SH        SOLE    NONE     110,508
ALLIANCE ONE INTL INC         COM          018772103      170       46,721  SH        SOLE    NONE      46,721
ALTRIA GROUP INC              COM          02209S103      969       30,814  SH        SOLE    NONE      30,814
BANK OF AMERICA CORPORATION   COM          060505104      155       13,326  SH        SOLE    NONE      13,326
BERKSHIRE HATHAWAY INC DEL    CL A         084670108    3,352           25  SH        SOLE    NONE          25
BERKSHIRE HATHAWAY INC DEL    CL B NEW     084670702      348        3,876  SH        SOLE    NONE       3,876
CAMPBELL SOUP CO              COM          134429109    6,340      181,718  SH        SOLE    NONE     181,718
CHEVRON CORP NEW              COM          166764100      555        5,129  SH        SOLE    NONE       5,129
COCA COLA CO                  COM          191216100      718       19,802  SH        SOLE    NONE      19,802
COMCAST CORP NEW              CL A         20030N101      688       18,420  SH        SOLE    NONE      18,420
EXXON MOBIL CORP              COM          30231G102   17,766      205,269  SH        SOLE    NONE     205,269
GENERAL ELECTRIC CO           COM          369604103    1,555       74,095  SH        SOLE    NONE      74,095
KELLOGG CO                    COM          487836108    1,277       22,860  SH        SOLE    NONE      22,860
KRAFT FOODS GROUP INC         COM          50076Q106      323        7,107  SH        SOLE    NONE       7,107
MARTIN MARIETTA MATLS INC     COM          573284106      226        2,400  SH        SOLE    NONE       2,400
METROPCS COMMUNICATIONS INC   COM          591708102    6,459      649,821  SH        SOLE    NONE     649,821
MONDELEZ INTL INC             CL A         609207105      543       21,323  SH        SOLE    NONE      21,323
PHILIP MORRIS INTL INC        COM          718172109    2,577       30,814  SH        SOLE    NONE      30,814
UNION PAC CORP                COM          907818108      503        4,000  SH        SOLE    NONE       4,000
UNIVERSAL CORP VA             COM          913456109      744       14,907  SH        SOLE    NONE      14,907
WELLS FARGO & CO NEW          COM          949746101   13,084      382,800  SH        SOLE    NONE     382,800

                                                       65,590









SK 01864 0005 1358269